Note 1 - Basis of Presentation and General Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Three Months Ended
	March 31, 2013	March 31, 2014
Management Fees –Related Parties (Note 5)
Central Mare Inc	158	33
Total	158	33

	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Management Fees –Related Parties (Note 7)
Central Mare Inc	5,575	2,345	1,351
International Shipmanagement Inc	155	-	-
Total	5,730	2,345	1,351
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	10	-	-
TMS Tankers	384	-	-
Heidmar Inc	45	-	-
Total	439	-	-

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	Year Ended December 31,
	2011	2012	2013
A	11%	-	-
B	-	-	-
C	20%	51%	63%
D	12%	-	-
E	12%	-	-
F	13%	-	-
G	-	21%	18%
H	-	17%	18%